Income Taxes - Amounts recognised in profit or loss (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Income taxes
Deferred tax benefit - Origination and reversal of temporary differences	$ (15,006)
Income tax benefit	$ (15,006)